INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 551	$ 1,220
Finished goods	10,794	6,677
Total inventory	11,345	7,897
Cost of goods sold, deferred finished goods inventory	$ 1,336	$ 901